Equity - Summary of Shares Held By Subsidiaries (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2017 TWD ($) shares
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	72,941	72,941	145,883
Shares Held By Subsidiaries, Value	$ 64,002	$ 1,959,107	$ 1,959,107
ASE Test Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	44,100	44,100	88,200
Shares Held By Subsidiaries, Value	$ 45,107	$ 1,380,721	$ 1,380,721
J & R Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	23,352	23,352	46,704
Shares Held By Subsidiaries, Value	$ 12,470	$ 381,709	$ 381,709
ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries (in thousands)	5,489	5,489	10,979
Shares Held By Subsidiaries, Value	$ 6,425	$ 196,677	$ 196,677
Fair value [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	138,925	4,252,490	5,565,437
Fair value [member] | ASE Test Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	83,994	2,571,044	3,364,848
Fair value [member] | J & R Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	44,476	1,361,415	1,781,749
Fair value [member] | ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Shares Held By Subsidiaries, Value	$ 10,455	$ 320,031	$ 418,840